GOING CONCERN (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
GOING CONCERN
Net loss	$ 5,044,260	$ (6,136,349)	$ (9,533,924)	$ (7,832,942)	$ (1,092,088)	$ (17,366,866)	$ (38,043,362)	$ (32,357,957)
Working capital deficit	$ 16,037,518				$ 16,037,518		$ 32,064,398